Securities (Fair value Of Securities Pledged) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Pledged as collateral for:
FHLB advances	$ 4,641	$ 2,327
Public deposits	2,018	2,043
Interest-rate swaps	145	195
Total	$ 6,804	$ 4,565